Summary of significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Transporting equipment
Property, plant and equipment
Property, plant and equipment	4 years
Leasehold improvements
Property, plant and equipment
Description of useful life, property, plant and equipment	shorter of lease period
Minimum | Instruments and equipment
Property, plant and equipment
Property, plant and equipment	3 years
Minimum | Office equipment and furniture
Property, plant and equipment
Property, plant and equipment	3 years
Minimum | Leasehold improvements
Property, plant and equipment
Property, plant and equipment	3 years
Maximum | Instruments and equipment
Property, plant and equipment
Property, plant and equipment	5 years
Maximum | Office equipment and furniture
Property, plant and equipment
Property, plant and equipment	5 years
Maximum | Leasehold improvements
Property, plant and equipment
Property, plant and equipment	10 years